Insurance Contract Liabilities and Investment Contract Liabilities - Investment Contract Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	$ 3,314	$ 3,368
Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	4	4
Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	189	237
Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	2,585	2,525
Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	536	602
Investment contract liabilities with DPF
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	754	872
Investment contract liabilities without DPF | Measured at amortized cost
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	2,550	2,487
Investment contract liabilities without DPF | Measured at fair value
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	10	9
Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	2,550	2,487
Canada | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	0	0
Canada | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	0	0
Canada | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	2,550	2,487
Canada | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	0	0
Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	723	838
Asia | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	0	0
Asia | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	187	235
Asia | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	0	1
Asia | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	536	602
Corporate
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	41	43
Corporate | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	4	4
Corporate | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	2	2
Corporate | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	35	37
Corporate | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities(6)	$ 0	$ 0